SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 610255	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of investment in Master Trust	$ 3,269,283,433
Notes receivable from participants	41,341,788
Total Assets Held At End of Year	$ 3,464,588,242
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on notes receivable from participants	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on notes receivable from participants	9.50%
Investment, Identifier [Axis]: DuPont Company Stock | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of investments excluding Master Trust	$ 15,191,571
Investment, Identifier [Axis]: Participant-directed brokerage account | Brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of investments excluding Master Trust	122,660,701
Investment, Identifier [Axis]: Qnity Company Stock | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value of investments excluding Master Trust	$ 16,110,749